INTERIM CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (46,709)	$ (43,774)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,860	169
Share-based compensation	14,809	24,133
Remeasurement of warrant liability	(17,747)	0
Decrease in inventory	0	4
Decrease in trade receivables	0	44
Increase in other accounts receivable and prepaid expenses	(7,049)	(1,270)
Increase in operating lease right-of-use assets and liability, net	(5,382)
Increase in deferred revenues	0	578
Increase (decrease) in trade payables	(3,602)	1,191
Increase (decrease) in other accounts payable and accrued expenses	(4,696)	1,434
Other	11	92
Net cash used in operating activities	(68,505)	(17,399)
Cash flows from investing activities:
Purchase of property and equipment	(2,563)	(900)
Investment in short-term investments	(109,802)	0
Proceeds from bank deposits	0	1,667
Net cash provided by (used in) investing activities	(112,365)	767
Cash flows from financing activities:
Proceeds from exercise of options	2,108	0
Proceeds from exercise of warrants to preferred shares	0	2,657
Payments of deferred offering costs	0	(599)
Net cash provided by financing activities	2,108	2,058
Decrease in cash, cash equivalents and restricted cash	(178,762)	(14,574)
Cash, cash equivalents and restricted cash at beginning of year	276,915	45,507
Cash, cash equivalents and restricted cash at end of period	98,153	30,933
Non-cash activity:
Accrued offering costs	0	3,086
Purchase of property and equipment included in accounts payable or accrued	0	6
Supplemental cash flow:
Cash received from interest	598	59
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	97,029	30,010
Restricted cash	136	923
Long-term restricted cash	988	0
Total cash, cash equivalents and restricted cash	$ 98,153	$ 30,933